UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation

6862 Elm Street, Suite 830, McLean, VA 22101

(Name and address of agent for service)

(703) 528-7788

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Aegis Value Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

	Country	Shares	Value
Common Stocks - 93.4%
Communication Services - 4.4%
Diversified Telecommunication Services - 4.4%
Alaska Communications Systems Group, Inc. (1)		2,632,961	$5,055,285

Consumer Discretionary - 7.4%
Auto Components - 0.2%
Sypris Solutions, Inc. (1)		142,352	158,011
Hotels, Restaurants & Leisure - 0.3%
Luby's, Inc. (1)		230,910	332,511
Household Durables - 2.6%
Natuzzi S.p.A. - SP ADR (1)(2)(5)		10,984	55,140
Taylor Morrison Home Corp. - Class A (1)		162,170	2,878,517
			2,933,657
Specialty Retail - 0.3%
Citi Trends Inc.		19,219	371,119
Textiles, Apparel & Luxury Goods - 4.0%
Delta Apparel, Inc. (1)		207,529	4,611,294
Total Consumer Discretionary			8,406,592

Consumer Staples - 1.7%
Tobacco - 1.7%
Pyxus International, Inc. (1)		81,189	1,939,605

Energy - 18.9%
Energy Equipment & Services - 9.9%
AKITA Drilling Ltd. - Class A	CAD	224,715	546,506
Aveda Transportation & Energy Services Inc. (1)(4)(6)(7)	CAD	1,798,280	188,393
Deep Down, Inc. (1)(3)		766,584	611,581
Mitcham Industries, Inc. (1)		552,999	2,173,286
Source Energy Services Ltd. (1)	CAD	2,594,256	2,581,929
Strad Energy Services Ltd. (1)(3)	CAD	4,951,551	5,224,445
			11,326,140
Oil, Gas & Consumable Fuels - 9.0%
Ardmore Shipping Corp (1)(2)		149,640	921,782
HighPoint Resources Corp. (1)		1,890,933	4,178,962
Lonestar Resources US, Inc. - Class A (1)		53,200	213,332
Sundance Energy Australia Ltd. (1)(5)	AUD	17,055,285	5,032,323
			10,346,399
Total Energy			21,672,539

Financials - 4.7%
Banks - 1.7%
Bank of Cyprus Holdings PLC (1)	EUR	1,332,399	1,972,906
Insurance - 3.0%
Conifer Holdings, Inc. (1)(3)		743,041	3,358,545
Total Financials			5,331,451

Industrials - 9.0%
Trading Companies & Distributors - 9.0%
AerCap Holdings NV (1)(2)		67,719	3,151,642
Fly Leasing Ltd. - ADR (1)(2)		518,271	7,172,871
Total Industrials			10,324,513

Materials - 47.3%
Metals & Mining - 33.4%
Diversified Metals & Mining - 10.4%
Amerigo Resources Ltd. (1)(3)	CAD	10,956,374	9,018,604
Solitario Zinc Corp. (1)		620,433	263,064
Trevali Mining Corp. (1)	CAD	8,840,965	2,646,302
			11,927,970
Gold, Silver & Precious Metals & Minerals - 19.4%
Alio Gold Inc. (1)	CAD	2,488,507	1,806,302
Continental Gold, Inc. (1)	CAD	1,258,033	2,720,631
Dundee Precious Metals Inc. (1)(8)	CAD	1,428,162	4,734,357
GoldQuest Mining Corp. (1)	CAD	2,849,300	213,215
Guyana Goldfields, Inc. (1)	CAD	630,328	509,413
Leagold Mining Corp. (1)(8)	CAD	3,254,030	4,577,825
Lion One Metals Ltd. (1)	CAD	3,098,822	1,484,077
Minera Alamos Inc. (1)	CAD	16,857,889	1,450,711
Orezone Gold Corp. (1)	CAD	2,922,312	1,115,261
Perseus Mining Ltd. (1)	CAD	5,780,054	1,838,233
SilverCrest Metals, Inc. (1)(8)	CAD	350,000	1,147,154
Superior Gold, Inc. (1)	CAD	1,605,369	624,681
			22,221,860
Mining Services - 3.6%
Geodrill Ltd. (1)(3)	CAD	3,841,782	4,053,513
Total Metals & Mining			38,203,343

Paper & Forest Products - 13.9%
Conifex Timber, Inc. (1)	CAD	1,449,913	1,746,818
Interfor Corp. (1)	CAD	247,603	2,905,238
Mercer International, Inc.		357,208	4,825,880
Resolute Forest Products, Inc.		500,323	3,952,552
Western Forest Products, Inc.	CAD	1,773,380	2,441,740
Total Paper & Forest Products			15,872,228
Total Materials			54,075,571

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Public Service Properties Investments Ltd. (1)(4)(6)(7)	GBP	5,582	27,555

Total Common Stocks (Cost $119,502,287)			106,833,111

Warrants - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Gold, Silver & Precious Metals & Minerals - 0.4%
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020 (Acquired 01/18/2018; Cost $0) (4)(6)(7)(8)	CAD	240,000	808
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020 (Acquired 03/06/2017 - 03/19/2018; Cost $0) (4)(6)(7)(8)	CAD	896,725	47,173
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019 (Acquired 11/30/2017; Cost $0) (4)(6)(7)(8)	CAD	175,000	387,243
Total Warrants (Cost $0)			435,224

Short-Term Investments - 5.2%
U.S. Treasury Bills - 5.2%
United States Treasury Bill, 2.366%, 4/25/2019 (5)		4,000,000	3,993,769
United States Treasury Bill, 2.380%, 5/30/2019 (5)		2,000,000	1,992,306
Total U.S. Treasury Bills			5,986,075

Total Short-Term Investments (Cost $5,986,289)			5,986,075

Total Investments - 99.0% (Cost $125,488,576)			113,254,410
Other Assets in Excess of Liabilities - 1.0%			1,179,989
Net Assets - 100.0%			$114,434,399

Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See Notes to the Financial Statements for additional information on investments in Affiliated Companies.
(4)	Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees. At March 31, 2019, the value of these securities total $651,172 which represents 0.57% of total net assets.
(5)	Level 2 Securities.
(6)	Level 3 Securities. Value determined using significant unobservable inputs.
(7)	Illiquid Security.
(8)	144A Security.

ADR - American Depositary Receipt

S.p.A. - Limited share company

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Aegis Value Fund

Portfolio Characteristics

March 31, 2019 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			93.4%
Communication Services		4.4%
Diversified Telecommunication Services	4.4%
Consumer Discretionary		7.4%
Auto Components	0.2%
Hotels, Restaurants & Leisure	0.3%
Household Durables	2.6%
Specialty Retail	0.3%
Textiles, Apparel & Luxury Goods	4.0%
Consumer Staples		1.7%
Tobacco	1.7%
Energy		18.9%
Energy Equipment & Services	9.9%
Oil, Gas & Consumable Fuels	9.0%
Financials		4.7%
Banks	1.7%
Insurance	3.0%
Industrials		9.0%
Trading Companies & Distributors	9.0%
Materials		47.3%
Metals & Mining
Diversified Metals & Mining	10.4%
Gold, Silver & Precious Metals & Minerals	19.4%
Mining Services	3.6%
Paper & Forest Products	13.9%
Real Estate		0.0%
Real Estate Management & Development	0.0%
Warrants			0.4%
Materials		0.4%
Metals & Mining
Gold, Silver & Precious Metals & Minerals	0.4%
Short-Term Investments			5.2%
United States Treasury Bills		5.2%
Other Assets in Excess of Liabilities			1.0%
Total Net Assets			100.0%

	Share Balance December 31, 2018	Additions	Deductions	Share Balance March 31, 2019
Amerigo Resources Ltd.	10,956,374	-	-	10,956,374
Conifer Holdings, Inc.	743,041	-	-	743,041
Deep Down, Inc.	766,584	-	-	766,584
Geodrill Ltd.	3,841,782	-	-	3,841,782
Strad Energy Services Ltd.	4,828,217	123,334	-	4,951,551

	Value December 31, 2018	Acquisitions	Dispositions
Amerigo Resources Ltd.	$7,142,670	$-	$-
Conifer Holdings, Inc.	2,600,643	-	-
Deep Down, Inc.	647,763	-	-
Geodrill Ltd.	3,995,993	-	-
Strad Energy Services Ltd.	4,456,163	127,828	-

	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value March 31, 2019	Dividend Income
Amerigo Resources Ltd.	$-	$1,875,934	$9,018,604	$-
Conifer Holdings, Inc.	-	757,902	3,358,545	-
Deep Down, Inc.	-	(36,182)	611,581	-
Geodrill Ltd.	-	57,520	4,053,513	-
Strad Energy Services Ltd.	-	640,454	5,224,445	-
Total	$-	$3,295,628	$22,266,688	$-

*	As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2019

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,055,285	$-	$-	$5,055,285
Consumer Discretionary	8,351,452	55,140	-	8,406,592
Consumer Staples	1,939,605	-	-	1,939,605
Energy	16,451,823	5,032,323	188,393	21,672,539
Financials	5,331,451	-	-	5,331,451
Industrials	10,324,513	-	-	10,324,513
Materials	54,075,571	-	-	54,075,571
Real Estate	-	-	27,555	27,555
Warrants
Materials	-	-	435,224	435,224
Short-Term Investments	-	5,986,075	-	5,986,075
Total	$101,529,700	$11,073,538	$651,172	$113,254,410

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2019:

Investments	Fair Value as of 3/31/2019	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020	$808	Black Scholes Option Pricing Model	Pricing Model	N/A	$0.0034
Aveda Transportation & Energy Services Inc.	$188,393	Fair Valuation by Advisor	Merger Agreement and Stale Last Trade Price	N/A	$0.1048
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020	$47,173	Black Scholes Option Pricing Model	Pricing Model	N/A	$0.0526
Public Service Properties Investments Ltd.	$27,555	Fair Valuation by Advisor	Net Asset Value or Liquidation Value	N/A	$4.9363
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019	$387,243	Black Scholes Option Pricing Model	Pricing Model	N/A	$2.2128

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the quarter ended March 31, 2019:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 3/31/2019
Beginning Balance as of 12/31/18	$586,541
Unrealized gain included in earnings	68,026
Unrealized losses included in earnings	(3,395)
Ending Balance as of 3/31/2019	$651,172

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$64,631

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By	/s/ Scott L. Barbee
Scott L. Barbee, President

Date:	4/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Scott L. Barbee
Scott L. Barbee, President

Date:	4/22/2019

By	/s/ Justin P. Harrison
Justin P. Harrison, Treasurer

Date:	4/22/2019